General Information - Consolidated Subsidiaries Acquired or Newly Established (Detail)	12 Months Ended
Dec. 31, 2024
Myanmar POSCO Engineering Construction Company Limited [Member]
Disclosure of subsidiaries [line items]
Date of addition	2024-10
Reason	Liquidation
Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%
Total for all subsidiaries [member] | POSCO CNGR Nickel Solution [Member]
Disclosure of subsidiaries [line items]
Date of addition	2024-01
Ownership (%)	60.00%
Reason	New establishment
Total for all subsidiaries [member] | POSCO CVC Scale-Up Fund
Disclosure of subsidiaries [line items]
Date of addition	2024-05
Ownership (%)	60.00%
Reason	New establishment
Total for all subsidiaries [member] | SK Solar Plant [Member]
Disclosure of subsidiaries [line items]
Date of addition	2024-07
Ownership (%)	100.00%
Reason	Acqusition
Total for all subsidiaries [member] | POSCO ZT AIR SOLUTION [Member]
Disclosure of subsidiaries [line items]
Date of addition	2024-08
Ownership (%)	75.10%
Reason	New establishment
Total for all subsidiaries [member] | RNR logistics [Member]
Disclosure of subsidiaries [line items]
Date of addition	2024-09
Ownership (%)	100.00%
Reason	Acqusition
Total for all subsidiaries [member] | POSCO (BEIJING) Trading Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Date of addition	2024-12
Ownership (%)	100.00%
Reason	New establishment
Total for all subsidiaries [member] | Mastern No.123 Yeoju Samgyo PFV CO., Ltd
Disclosure of subsidiaries [line items]
Date of addition	2024-12
Ownership (%)	100.00%
Reason	Acqusition
Total for all subsidiaries [member] | POSCO INTERNATIONAL POWER PNGLAE LTD [Member]
Disclosure of subsidiaries [line items]
Date of addition	2024-06
Reason	Divestiture
Total for all subsidiaries [member] | POSCO WIDE-CHINA CO.,LTD [Member]
Disclosure of subsidiaries [line items]
Date of addition	2024-11
Reason	Liquidation
Total for all subsidiaries [member] | P&O Chemical Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of addition	2024-12
Reason	Reclassification from subsidiary to associate due to articles of incorporation amendment
Total for all subsidiaries [member] | POSCO(Dalian) IT Center Development Co, Ltd [member]
Disclosure of subsidiaries [line items]
Date of addition	2024-12
Reason	Divestiture